Interests in Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Profit for the year		6,564	5,849	6,210
– Attributable to non-controlling interests		164	145	178
Total comprehensive income		3,622	2,126	9,424
– Attributable to non-controlling interests		148	126	185
Summary net assets:
Non-current assets		124,078	127,731
Current assets		13,612	13,274
Non-current liabilities		(59,257)	(58,022)
Current liabilities		(15,478)	(18,823)
Total equity		62,955	64,160	65,688	£ 60,981
Net cash generated from operating activities		9,786	8,996	10,295
Net cash used in investing activities		(783)	(639)	(1,021)
Net cash (used in)/generated from financing activities		(7,897)	(8,593)
Differences on exchange		(253)	(57)	(138)
Increase/(decrease) in net cash and cash equivalents in the year		853	(293)	(494)
Net cash and cash equivalents at 1 January		2,035	2,328	2,822
Net cash and cash equivalents at 31 December		2,888	2,035	2,328
British American Tobacco (Malaysia) Berhad
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		162	191	231
Profit for the year		45	65	87
– Attributable to non-controlling interests		22	33	43
Total comprehensive income		46	65	87
– Attributable to non-controlling interests		23	33	43
Dividends paid to non-controlling interests		(24)	(36)	(40)
Summary net assets:
Non-current assets		14	20	16
Current assets		120	97	116
Non-current liabilities		(5)	(4)
Current liabilities		(137)	(117)	(129)
Total equity		(8)	(4)	3
– Attributable to non-controlling interests		(4)	(2)	1
Net cash generated from operating activities		40	61	86
Net cash used in investing activities				(2)
Net cash (used in)/generated from financing activities		(35)	(73)	(77)
Differences on exchange				1
Increase/(decrease) in net cash and cash equivalents in the year		5	(12)	8
Net cash and cash equivalents at 1 January		(2)	10	2
Net cash and cash equivalents at 31 December		£ 3	£ (2)	£ 10

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.